Restructuring Liabilities	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Restructuring and Related Activities [Abstract]
Restructuring Liabilities
11.	RESTRUCTURING LIABILITIES

The following table summarizes the changes in the restructuring liabilities for the 39-weeks ended October 1, 2016 (in thousands):

	Severance and	Facility Closing	Total
	Related Costs	Costs
Balance at January 2, 2016	$118,634	$210	$118,844
Current period charges	52,848	2,563	55,411
Change in estimate	(16,737)	—	(16,737)
Payments and usage—net of accretion	(57,455)	(1,970)	(59,425)

Balance at October 1, 2016	$97,290	$803	$98,093

The Company periodically closes or consolidates distribution facilities and implements initiatives in its ongoing efforts to reduce costs and improve operating effectiveness. In connection with these activities, the Company incurs various costs including multiemployer pension withdrawal liabilities, severance and other employee separation costs that are included in the above table.

During the 39-weeks ended October 1, 2016, the Company incurred a net charge of $36 million for Severance and Related Costs associated with its plan to streamline its field operations model and its decision to close its Baltimore, Maryland distribution facility. Additionally, the Company incurred $3 million related to an unused facility lease settlement.

At October 1, 2016, Severance and Related Costs consisted of $86 million of multiemployer pension withdrawal liabilities, of which $36 million related to distribution facilities closed prior to 2015 and payable through 2031 at interest rates ranging from 5.9% to 6.5%. Also included was $50 million of estimated withdrawal liability related to the closure of the Baltimore, Maryland distribution facility. The calendar year 2015 pension withdrawal estimate was based on the latest available information received from the respective plans’ administrator. Actual results could materially differ from initial estimates due to changes in market conditions and changes in the funded status of the related multiemployer pension plans. The balance of Severance and Related Costs of $11 million is primarily related to the Company’s initiative to reorganize its field procurement activities and field operations model.

13.	RESTRUCTURING LIABILITIES

The following table summarizes the changes in the restructuring liabilities for the last three fiscal years (in thousands):

	Severance and Related Costs	Facility Closing Costs	Total
Balance at December 29, 2012	$74,121	$3,177	$77,298
Current period charges	7,308	328	7,636
Change in estimate	(480)	(630)	(1,110)
Payments and usage—net of accretion	(11,877)	(729)	(12,606)

Balance at December 28, 2013	69,072	2,146	71,218
Current period charges	106	—	106
Change in estimate	(584)	(1,152)	(1,736)
Payments and usage—net of accretion	(12,144)	(563)	(12,707)

Balance at December 27, 2014	56,450	431	56,881
Current period charges	175,749	36	175,785
Change in estimate	(4,196)	—	(4,196)
Payments and usage—net of accretion	(109,369)	(257)	(109,626)

Balance at January 2, 2016	$118,634	$210	$118,844

The Company periodically closes distribution facilities, because it has built new ones or to consolidate operations. Additionally, the Company continues to implement initiatives in its ongoing efforts to reduce costs and improve operating efficiencies.

During fiscal year 2015, the Company announced its plan to streamline its field operational model. The Company anticipates the reorganization will be completed in fiscal year 2016. A restructuring charge of $30 million was recorded in fiscal year 2015 and consisted primarily of employee separation related costs.

During the second quarter of 2015, the Company announced its tentative decision to close the Baltimore, Maryland distribution facility. The Company is currently engaged in discussions with unions representing certain employees regarding this tentative decision. A final decision regarding the Baltimore facility will be made once negotiations with the unions are concluded. In anticipation of a potential closure of the Baltimore facility, the Company accrued a restructuring charge of $55 million, including $50 million of estimated multiemployer pension withdrawal liabilities. The estimated multiemployer pension liability was based on the latest available information received from the respective plans’ administrator and represents an estimate for a calendar year 2015 withdrawal. Due to the lack of current information, including changes in market conditions, and funded status of the related multiemployer pension plans, the settlement of these multiemployer pension withdrawal liabilities could materially differ from this estimate.

As further discussed in Note 17, Retirement Plans, in December 2015, the Company reached a settlement with Central States Teamsters Union Pension Plan (the “Central States”). The settlement relieves the Company’s participation in the “legacy” pool and settled the related legacy multiemployer pension withdrawal liability, and commenced the Company as a new employer status in the “hybrid” pool of the Central States Plan. The payment also included the settlement of certain other Central States multiemployer pension withdrawal liabilities relating to facilities closed prior to 2015, and the related Egan Minnesota labor dispute. The settlement resulted in a restructuring charge of $88 million representing the excess of the $97 million cash payment over the aforementioned liabilities related to these previously closed facilities.

The $119 million Severance and Related Costs balance as of January 2, 2016, also includes $36 million of multiemployer pension withdrawal liabilities relating to facilities closed prior to 2015, unrelated to Central States. These are payable in monthly installments through 2031 at effective interest rates ranging from 5.9% to 6.5%.